Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.80%
Aerospace & Defense–3.42%
Lockheed Martin Corp.	98,611	$33,424,198
Air Freight & Logistics–1.37%
C.H. Robinson Worldwide, Inc.	82,646	5,471,165
United Parcel Service, Inc., Class B	85,192	7,958,637
		13,429,802
Automobile Manufacturers–0.46%
General Motors Co.	217,863	4,527,193
Automotive Retail–0.55%
O’Reilly Automotive, Inc.(b)	17,853	5,374,646
Biotechnology–1.27%
Gilead Sciences, Inc.	166,814	12,471,015
Brewers–0.32%
Anheuser-Busch InBev S.A./N.V. (Belgium)	71,209	3,162,271
Commodity Chemicals–0.40%
Valvoline, Inc.	300,818	3,937,708
Communications Equipment–2.57%
Motorola Solutions, Inc.	189,151	25,141,951
Construction Materials–0.61%
Vulcan Materials Co.	54,864	5,929,152
Consumer Finance–1.56%
Capital One Financial Corp.	301,758	15,214,638
Data Processing & Outsourced Services–1.21%
Mastercard, Inc., Class A	49,127	11,867,118
Distillers & Vintners–0.96%
Constellation Brands, Inc., Class A	65,546	9,396,675
Diversified Banks–2.89%
Danske Bank A/S (Denmark)	210,275	2,383,381
JPMorgan Chase & Co.	287,184	25,855,175
		28,238,556
Electric Utilities–1.49%
Duke Energy Corp.	180,053	14,562,687
Environmental & Facilities Services–1.12%
Waste Connections, Inc.	141,499	10,966,173
Financial Exchanges & Data–2.59%
Intercontinental Exchange, Inc.	254,357	20,539,328
S&P Global, Inc.	19,618	4,807,391
		25,346,719
Gas Utilities–0.50%
UGI Corp.	182,826	4,875,969
Health Care Equipment–1.96%
Zimmer Biomet Holdings, Inc.	190,082	19,213,489
Shares		Value
Health Care Services–0.42%
Laboratory Corp. of America Holdings(b)	32,849	$4,151,785
Health Care Supplies–0.56%
Alcon, Inc. (Switzerland)(b)	107,331	5,454,561
Home Improvement Retail–2.08%
Home Depot, Inc. (The)	109,085	20,367,260
Household Products–5.54%
Church & Dwight Co., Inc.	152,219	9,769,415
Procter & Gamble Co. (The)	366,841	40,352,510
Reckitt Benckiser Group PLC (United Kingdom)	52,623	4,038,692
		54,160,617
Industrial Conglomerates–1.08%
Honeywell International, Inc.	78,986	10,567,537
Industrial REITs–3.02%
Prologis, Inc.	368,171	29,589,903
Integrated Oil & Gas–1.19%
Suncor Energy, Inc. (Canada)	738,643	11,670,559
Integrated Telecommunication Services–2.38%
Verizon Communications, Inc.	432,545	23,240,643
Interactive Media & Services–5.34%
Alphabet, Inc., Class A(b)	19,381	22,519,753
Facebook, Inc., Class A(b)	178,127	29,711,584
		52,231,337
Internet & Direct Marketing Retail–7.52%
Amazon.com, Inc.(b)	30,790	60,031,879
Booking Holdings, Inc.(b)	10,063	13,537,955
		73,569,834
IT Consulting & Other Services–1.28%
Accenture PLC, Class A	11,544	1,884,673
Amdocs Ltd.	193,280	10,624,602
		12,509,275
Life Sciences Tools & Services–2.04%
PPD, Inc.(b)	91,950	1,637,630
Thermo Fisher Scientific, Inc.	64,654	18,335,874
		19,973,504
Managed Health Care–4.58%
UnitedHealth Group, Inc.	179,638	44,798,124
Multi-Sector Holdings–3.51%
Berkshire Hathaway, Inc., Class B(b)	187,695	34,316,277
Oil & Gas Equipment & Services–0.23%
Schlumberger Ltd.	164,250	2,215,733
Oil & Gas Storage & Transportation–1.22%
Magellan Midstream Partners L.P.	325,948	11,893,843

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Main Street Fund®

Shares		Value
Other Diversified Financial Services–1.44%
Equitable Holdings, Inc.	976,492	$14,110,309
Packaged Foods & Meats–0.85%
a2 Milk Co. Ltd. (New Zealand)(b)	188,125	1,946,612
Mondelez International, Inc., Class A	128,036	6,412,043
		8,358,655
Pharmaceuticals–7.12%
AstraZeneca PLC, ADR (United Kingdom)	562,241	25,109,683
Elanco Animal Health, Inc.(b)	548,936	12,290,677
Merck & Co., Inc.	419,701	32,291,795
		69,692,155
Property & Casualty Insurance–1.99%
Fidelity National Financial, Inc.	183,304	4,560,604
Progressive Corp. (The)	201,968	14,913,317
		19,473,921
Railroads–1.25%
Union Pacific Corp.	86,703	12,228,591
Retail REITs–0.47%
Simon Property Group, Inc.	84,531	4,637,371
Semiconductor Equipment–2.08%
Applied Materials, Inc.	443,306	20,312,281
Shares		Value
Semiconductors–3.38%
QUALCOMM, Inc.	264,061	$17,863,727
Texas Instruments, Inc.	152,534	15,242,722
		33,106,449
Soft Drinks–0.99%
PepsiCo, Inc.	80,293	9,643,189
Specialty Chemicals–0.58%
Ecolab, Inc.	36,717	5,721,610
Specialty Stores–0.93%
Ulta Beauty, Inc.(b)	51,855	9,110,924
Systems Software–9.48%
Microsoft Corp.	588,062	92,743,258
Total Common Stocks & Other Equity Interests (Cost $903,663,777)		956,929,465
Money Market Funds–2.22%
Invesco Government & Agency Portfolio,Institutional Class, 0.43% (Cost $21,759,651)(c)	21,759,651	21,759,651
TOTAL INVESTMENTS IN SECURITIES–100.02% (Cost $925,423,428)		978,689,116
OTHER ASSETS LESS LIABILITIES—(0.02)%		(201,254)
NET ASSETS–100.00%		$978,487,862
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$945,398,509	$11,530,956	$—	$956,929,465
Money Market Funds	21,759,651	—	—	21,759,651
Total Investments	$967,158,160	$11,530,956	$—	$978,689,116
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Oppenheimer V.I. Main Street Fund®